Share-Based Compensation (Details) - Schedule of Parameters Used in Applying the Model - Share-Based Payment Arrangement, Option [Member] - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility	117.00%
Risk-free rate	3.60%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility		109.00%	115.00%
Risk-free rate		1.70%	0.81%
Expected term (in years)	6 years 29 days	5 years 6 months	5 years 3 months 7 days
Share price (in New Shekels per share)	₪ 1.43	₪ 2.07	₪ 0.8
Maximum [Member]
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility		118.00%	153.00%
Risk-free rate		3.90%	1.34%
Expected term (in years)		6 years 29 days	6 years 4 months 28 days
Share price (in New Shekels per share)		₪ 9.58	₪ 2.27